American Funds Money Market Fund®

Prospectus Supplement

September 12, 2014

(for prospectus dated August 29, 2014)

The table of ticker symbols on the front cover of the prospectus is revised in its entirety to read as follows:

Cass A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
AFAXX	AFBXX	AFCXX	AFFXX	AFGXX	AAFXX	BAFXX	CCFXX	EAFXX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
FARXX	RAAXX	RABXX	RBEXX	RACXX	RADXX	RAEXX	RAFXX

Keep this supplement with your prospectus.

MFGEBS-103-0914P Printed in USA CGD/AFD/10039-S45216

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

American Funds Money Market Fund®

Statement of Additional Information Supplement

September 12, 2014

(for statement of additional information dated August 29, 2014)

The table of ticker symbols on the front cover of the statement of additional information is revised in its entirety to read as follows:

Class A	AFAXX	Class 529-A	AAFXX	Class R-1	RAAXX
Class B	AFBXX	Class 529-B	BAFXX	Class R-2	RABXX
Class C	AFCXX	Class 529-C	CCFXX	Class R-2E	RBEXX
Class F-1	AFFXX	Class 529-E	EAFXX	Class R-3	RACXX
Class F-2	AFGXX	Class 529-F-1	FARXX	Class R-4	RADXX
				Class R-5	RAEXX
				Class R-6	RAFXX

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-102-0914O CGD/10149-S45215